Risks and Uncertainties	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Uncertainties
4.	RISKS AND UNCERTAINTIES

(a)	Economic and Political Risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

(b)	Concentration Risks

During the three and six months ended September 30, 2020 and 2019, approximately 99.6% and 88.4%, 97.2% and 74.5% of total inventory purchases were from the Company’s five largest suppliers, respectively. Management believes that should the Company lose any one of its major suppliers, other suppliers are available that could provide similar products to the Company.

During the three and six months ended September 30, 2020 and 2019, approximately 93.6% and 54.5%, 86.8% and 34.6% of total sales were from the Company’s five largest customers, respectively. For the three months ended September 30, 2020, two customers provided more than 10% of total revenue of the Company, with one from garment segment and the other one from epidemic prevention supplies segment, represented 13.7% and 74.9% of total revenue of the Company for the three months, respectively. For the six months ended September 30, 2020, two customers provided more than 10% of our total revenue, with one from garments segment and the other one from epidemic prevention supplies segment, represented 14.7% and 59.3% of total revenue of the Company for the six months, respectively. The high concentration in three and six months ended September 30, 2020 was mainly due to concentration of distributors in trading of epidemic prevention supplies. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

(c)	Interest Rate Risk

The Company’s exposure to interest rate risk primarily relates to the interest expenses on our outstanding bank borrowings and the interest income generated by cash invested in cash deposits and liquid investments. As of September 30, 2020, the total outstanding borrowings amounted to $234,149 (RMB1,590,000) with various interest rate from 4.84% to 6.96% p.a. (Note 10)

4.	RISKS AND UNCERTAINTIES

(a)	Economic and Political Risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

(b)	Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The functional currency of the parent company is the U.S. dollar and the functional currency of the Company’s operating subsidiaries is the Chinese Renminbi (“RMB”). For the subsidiaries whose functional currencies are the RMB, all assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustments to other comprehensive loss, a component of equity.

(c)	Concentration Risks

During the years ended March 31, 2020 and 2019, approximately 92.7% and 39% of total inventory purchases were from the Company’s five largest suppliers, respectively. Management believes that should the Company lose any one of its major suppliers, other suppliers are available that could provide similar products to the Company.

The followings are the percentages of accounts receivable balance of the top five customers over accounts receivable for each segment as at March 31, 2020 and 2019.

Garment manufacturing segment

	2020	2019
Customer A	85.5%	0%
Customer B	10.2%	28.7%
Customer C	2.0%	0%
Customer D	0.7%	0%
Customer E	0.5%	0%

The high concentration as at March 31, 2020 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	2020	2019
Customer A	22.4%	27.4%
Customer B	18.3%	18.8%
Customer C	17.8%	17.6%
Customer D	5.0%	2.6%
Customer E	3.8%	2.9%

(d)	Interest Rate Risk

The Company’s exposure to interest rate risk primarily relates to the interest expenses on our outstanding bank borrowings and the interest income generated by cash invested in cash deposits and liquid investments. As of March 31, 2020, the total outstanding borrowings amounted to $353,114 (RMB 2,500,000) with various interest rate from4.84% to 6.96% p.a. (Note 10)

(e) COVID-19

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance in the last two months of the financial year and subsequent to the financial year end.

As the situation continues to evolve with significant level of uncertainty, the Company is unable to reasonably estimate the full financial impact of the COVID-19 outbreak. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its cost by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections.